SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-17620) UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 120
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 120

VANGUARD WORLD FUND

(Exact Name of Registrant as Specified in Declaration of Trust)

                                                                                     P.O. Box 2600, Valley Forge, PA 19482 (Address of Principal Executive Office)

                                                                                                             Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[x] on January 3, 2012, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the Securities Act) and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on this 3rd day of January, 2012.

VANGUARD WORLD FUND

BY:_______ _/s/ F. William McNabb III*____________

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	January 3, 2012
Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	January 3, 2012
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	January 3, 2012
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	January 3, 2012
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	January 3, 2012
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	January 3, 2012
F. Joseph Loughrey
/s/ André F. Perold*	Trustee	January 3, 2012
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	January 3, 2012
Alfred M. Rankin, Jr.
/s/ Peter F. Volanakis*	Trustee	January 3, 2012
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	January 3, 2012
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see File Number 33-23444, Incorporated by Reference.

EXHIBIT INDEX
Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust.	EX-99.A
Investment Advisory Contracts, Schroder Investment Management North America Limited	EX-99.D
Custodian Agreements, JP Morgan Chase Bank	EX-99.G
Other Material Contracts, Indemnity Agreement.	EX-99.H
Other Material Contracts, Fifth Amended and Restated Funds’ Service Agreement.	EX-99.H
Other Opinions, Consent of Independent Registered Public Accounting Firm	EX-99.J
Rule 18f-3 Plan Other Material Contracts	EX-99.N

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Documen	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE